Document and Entity Information	Feb. 03, 2023
Prospectus:
Document Type	497
Document Period End Date	Feb. 03, 2023
Entity Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Entity Central Index Key	0000939934
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 03, 2023
Document Effective Date	Feb. 03, 2023
Prospectus Date	Sep. 30, 2022